UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 4 4632161

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	August 13, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:27

Form 13F Information Table Value Total:$355,896(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES TR                   S&P SMLCAP 600  464287804   17297  236066 SH       SOLE               236066
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF   921943858   36208 1146927 SH       SOLE              1146927
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   35769  513180 SH       SOLE               513180
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   21992  550764 SH       SOLE               550764
JOHNSON & JOHNSON            COM             478160104    1483   21949 SH       SOLE                21949
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    1449   51430 SH       SOLE                51430
APPLE INC                    COM             037833100   32640   55890 SH       SOLE                55890
AMERICAN EXPRESS CO          COM             025816109    7951  136595 SH       SOLE               136595
BLACKROCK INC                COM             09247X101   11279   66418 SH       SOLE                66418
CSX CORP                     COM             126408103    8668  387674 SH       SOLE               387674
FEDEX CORP                   COM             31428X106   10515  114777 SH       SOLE               114777
GOOGLE INC                   CL A            38259P508   15689   27046 SH       SOLE                27046
COCA COLA CO                 COM             191216100   10826  138454 SH       SOLE               138454
KROGER CO                    COM             501044101    9775  421501 SH       SOLE               421501
MATTEL INC                   COM             577081102    7945  244921 SH       SOLE               244921
MCDONALDS CORP               COM             580135101   10726  121154 SH       SOLE               121154
NOVARTIS A G                 SPONSORED ADR   66987V109    8480  151692 SH       SOLE               151692
PEPSICO INC                  COM             713448108   10078  142632 SH       SOLE               142632
POTASH CORP SASK INC         COM             73755L107    9621  220204 SH       SOLE               220204
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206   12160  180342 SH       SOLE               180342
SAP AG                       SPON ADR        803054204   11680  196761 SH       SOLE               196761
SBA COMMUNICATIONS CORP      COM             78388J106     114    2000 SH       SOLE                 2000
VISA INC                     COM CL A        92826C839   12825  103739 SH       SOLE               103739
VALE S A                     ADR             91912E105    5864  295440 SH       SOLE               295440
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   28503  429462 SH       SOLE               429462
YUM BRANDS INC               COM             988498101   11128  172749 SH       SOLE               172749
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101    5231   87060 SH       SOLE                87060

